Key management (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of compensation, key management [Table Text Block]
	2018	2017
	$	$

Salaries and short-term employee benefits	4,416	6,921
Share-based compensation	3,086	7,731
Cost recoveries from associates	(490)	(449)

	7,012	14,203